Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended			0 Months Ended
	Dec. 31, 2014	Feb. 13, 2015	Oct. 31, 2014	Aug. 31, 2014	Sep. 03, 2014	Aug. 05, 2014	Sep. 30, 2014
Subsidiary, Sale of Stock [Line Items]
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward 1	$ 1,009
Synchrony Financial
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction	2,842
Sale of Stock, Percentage of Ownership after Transaction	85.00%
Synchrony Financial Noncontrolling Interest	15.00%
Proceeds from Issuance of Unsecured Debt				8,000
Unsecured Long-term Debt, Noncurrent		$ 1,000	$ 750				$ 3,593
Debt Conversion, Original Debt, Due Date, Year		2020	2019	2019
Debt Instrument Term				10 years
Synchrony Financial | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					3,500,000	125,000,000
Sale of Stock, Price Per Share						$ 23